Lincoln ChoicePlus Bonus
Lincoln Life Variable Annuity Account N
individual variable annuity contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.lincolnlife.com

This Prospectus describes the individual flexible premium deferred variable an-nuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide re-tirement income that you cannot outlive or for an agreed upon time. These bene-fits may be a variable or fixed amount or a combination of both. If you die be-fore the annuity commencement date, we will pay your beneficiary a death bene-fit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If all your purchase payments, bonus credits and persistency credits are in the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract. A market value adjustment (MVA) may be applied to any surren-der or transfer from the fixed account before the expiration date of a guaran-teed period.

Lincoln Life offers variable annuity contracts that do not have bonus and per-sistency credits, and have lower fees. Expenses for bonus contracts may be higher than similar contracts without a bonus. Because of this, the amount of the bonus credits and persistency credits may, over time, be offset by addi-tional fees and charges. You should carefully consider whether or not this con-tract is the best product for you.

All purchase payments, bonus credits and persistency credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (vari-able annuity account [VAA]). The VAA is a segregated investment account of Lin-coln Life. You take all the investment risk on the contract value and the re-tirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund
  AIM V.I. Growth Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund

Alliance Variable Products Series Fund (Class B):
  Alliance Growth and Income Portfolio
  Alliance Growth Portfolio
  Alliance Premier Growth Portfolio
  Alliance Technology Portfolio

American Funds Insurance SeriesSM (AFIS) (Class 2):
  AFIS Global Small Capitalization Fund
  AFIS Growth Fund
  AFIS Growth-Income Fund
  AFIS International Fund

Delaware Group Premium Fund (Service Class):
  Delaware Premium Emerging Markets Series
  Delaware Premium Growth & Income Series
  Delaware Premium High Yield Series
  Delaware Premium REIT Series
  Delaware Premium Select Growth Series
  Delaware Premium Small Cap Value Series
  Delaware Premium Social Awareness Series
  Delaware Premium Trend Series

Deutsche Asset Management VIT Funds:
  Deutsche VIT Equity 500 Index

Franklin Templeton Variable Insurance Products Trust (Class 2):
  Franklin Mutual Shares Securities Fund
  Franklin Small Cap Fund
  Templeton Growth Securities Fund
  Templeton International Securities Fund

Liberty Variable Investment Trust:
  Newport Tiger Fund

Lincoln National:
  Bond Fund
  Money Market Fund

MFS(R) Variable Insurance Trust (Service Class):
  MFS Emerging Growth Series
  MFS Research Series
  MFS Total Return Series
  MFS Utilities Series

Variable Insurance Products (Service Class 2):
  Fidelity(R) VIP Equity-Income Portfolio
  Fidelity(R) VIP Growth Portfolio
  Fidelity(R) VIP Overseas Portfolio
  Fidelity(R) VIP Growth Opportunities Portfolio

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep all prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, Indiana 46801, or call1-888-868-2583. The SAI and other information about Lincoln Life and Ac-count N are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2001

Table of contents

                                             Page
-------------------------------------------------
Special terms                                  3
-------------------------------------------------
Expense tables                                 4
-------------------------------------------------
Summary                                        8
-------------------------------------------------
Condensed financial information               10
-------------------------------------------------
Investment results                            14
-------------------------------------------------
Financial statements                          14
-------------------------------------------------
Lincoln National Life Insurance Co.           14
-------------------------------------------------
Variable annuity account (VAA)                14
-------------------------------------------------
Investments of the variable annuity account   14
-------------------------------------------------
Charges and other deductions                  17
-------------------------------------------------
The contracts                                 19
-------------------------------------------------
Annuity payouts                               27
-------------------------------------------------

                                                                    Page
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Fixed side of the contract                                           29
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Federal tax matters                                                  31
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Voting rights                                                        34
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Distribution of the contracts                                        34
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Return privilege                                                     34
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State regulation                                                     35
------------------------------------------------------------------------
Records and reports                                                  35
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Other information                                                    35
------------------------------------------------------------------------
Statement of additional information table of contents for Variable
Annuity Account N Lincoln ChoicePlus Bonus                           36
------------------------------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Pro-spectus.)

Account or variable annuity account (VAA) -- The segregated investment ac-count, Account N, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the vari-able side of the contract before the annuity commencement date.

Annuitant -- The person on whose life the annuity benefit payments are based and upon whose life a death benefit may be paid.

Annuity commencement date -- The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement in-come benefits under the annuity payout option you select.

Annuity payout -- An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary -- The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Bonus credit -- The additional amount credited to the contract for each pur-chase payment.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value -- At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit -- The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. An Enhanced Guarantee Minimum Death Benefit, a 5% Step-Up Death Benefit or an Estate Enhancement Benefit Rider may be available.

Earnings -- The excess of contract value over the sum of bonus credits, per-sistency credits and purchase payments which have not yet been withdrawn from the contract.

Free amount -- The amount that may be withdrawn each contract year without in-curring a surrender charge.

Income4Life Solution -- An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) -- The Lincoln National Life Insurance Company.

Persistency credits -- The additional amount credited to the contract after the fifteenth contract anniversary.

Purchase payments -- Amounts paid into the contract other than bonus credits and persistency credits.

Subaccount -- The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the con-tracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valua-tion date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of Contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge)
  (as a percentage of purchase payments surrendered/withdrawn): 8.5%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Surrender charges.

Account fee: $35

The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year.

A market value adjustment (MVA) may be applied to the amount being withdrawn, surrendered or transferred (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income under Income4Life Solution) from a fixed account guaranteed period amount. See Fixed side of the contract.

--------------------------------------------------------------------------------
Account N annual expenses for Lincoln ChoicePlus Bonus subaccounts:
(as a percentage of average daily net assets):

                            With Estate
                            Enhancement
                            Benefit     With Estate
                            Rider (EEB) Enhancement
                            in          Benefit
                            combination Rider (EEB)               With Enhanced
                            with 5%     Without 5%                Guaranteed
                            Step-Up     Step-Up     With 5%       Minimum
                            Death       Death       Step-Up       Death Benefit
                            Benefit     Benefit     Death Benefit (EGMDB)
Mortality and expense risk
 charge                        1.70%       1.65%        1.60%         1.45%
Administrative charge           .15%        .15%         .15%          .15%
                               -----       -----        -----         -----
Total annual charge for
 each subaccount               1.85%       1.80%        1.75%         1.60%

Annual expenses of the funds for the year ended December 31, 2000:
(as a percentage of each fund's average net assets):

                                                 Management               Other               Total
                                                 Fees (after any          Expenses (after     Expenses (after
                                                 waivers/          12b-1  any waivers/        any waivers/
                                                 reimbursements) + Fees + reimbursements) =   reimbursements)
-------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (class 2)       0.80%        0.25%       0.06%               1.11%
-------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)                            0.36         0.25        0.02                0.63
-------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)                     0.34         0.25        0.01                0.60
-------------------------------------------------------------------------------------------------------------
AFIS International Fund (class 2)                     0.54         0.25        0.05                0.84
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.61         N/A         0.21                0.82
-------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                  0.61         N/A         0.22                0.83
-------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                    0.73         N/A         0.29                1.02
-------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   0.61         N/A         0.23                0.84
-------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio (class B)                   0.75         0.25        0.08                1.08
-------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)        0.63         0.25        0.06                0.94
-------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)           1.00         0.25        0.05                1.30
-------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)/1/            1.00         0.25        0.08                1.33
-------------------------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series
 (Service class)                                      1.00         0.15        0.50                1.65
-------------------------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
 (Service class)/2/                                   0.60         0.15        0.04                0.79
-------------------------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (Service
 class)/2/                                            0.65         0.15        0.13                0.93
-------------------------------------------------------------------------------------------------------------
Delaware Premium REIT Series (Service class)/2/       0.54         0.15        0.31                1.00
-------------------------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series (Service        0.68         0.15        0.16                0.99
  class)/2/
-------------------------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series
 (Service class)/2/                                   0.69         0.15        0.16                1.00
-------------------------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series
 (Service class)/2/                                   0.69         0.15        0.16                1.00
-------------------------------------------------------------------------------------------------------------
Delaware Premium Trend Series (Service                             0.15        0.11                1.00
 class)/2/                                            0.74
-------------------------------------------------------------------------------------------------------------

                                                 Management               Other               Total
                                                 Fees (after any          Expenses (after     Expenses (after
                                                 waivers/          12b-1  any waivers/        any waivers/
                                                 reimbursements) + Fees + reimbursements) =   reimbursements)
-------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index                         0.20%        N/A         0.10%               0.30%
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio               0.48         0.25%       0.10                0.83
  (Service class 2)/4/
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service class       0.57         0.25        0.09                0.91
  2)/4/
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Service           0.72         0.25        0.18                1.15
  class 2)/4/
-------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio        0.58         0.25        0.12                0.95
  (Service class 2)/4/
-------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund (class         0.60         0.25        0.20                1.05
  2)/5/
-------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund (class 2)/5/, /6/             0.49         0.25        0.28                1.02
-------------------------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund             0.90         N/A         0.25                1.15
-------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                            0.45         N/A         0.09                0.54
-------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                    0.48         N/A         0.10                0.58
-------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth Series          0.75         0.20        0.10                1.05
  (Service class)/8/
-------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Research Series (Service        0.75         0.20        0.10                1.05
  class)/8/
-------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return Series             0.75         0.20        0.15                1.10
  (Service class)/8/
-------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities Series (Service       0.75         0.20        0.16                1.11
  class)/8/
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (class 2)/5/,        0.81         0.25        0.06                1.12
  /7/
-------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund (class        0.67         0.25        0.20                1.12
  2)/5/
-------------------------------------------------------------------------------------------------------------

1) For the period January 1, 2000 through April 30, 2000, the adviser waived and/or reimbursed certain expenses of the Technology Portfolio. This waiver/reimbursement is no longer in effect. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses of the Technology Portfolio were 0.99%, 0.25%, 0.07%, and 1.31%, respectively.

2) Effective May 1, 2001 through October 31, 2001 Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses (excluding any taxes, interest, brokerage fees, extraor-dinary expenses and 12b-1 fees) will not exceed 0.80% for Growth and Income, High Yield; 0.85% for REIT, Select Growth, Small Cap Value, Social Aware-ness, Trend; 1.50% for Emerging Markets. Without such an arrangement, the total operating expenses would have been 1; 1.06% for Select Growth, Small Cap Value, Social Awareness; 1.21% for REIT; 1.90% for Emerging Markets. DMC voluntarily elected to cap its management fee for the Growth and Income Se-ries at 0.60% indefinitely. Through arrangements with certain funds' custo-dian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating ex-penses, after reimbursement, were 0.98% for Select Growth. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

3) Under the advisory Agreement with Deutsche Asset Management, Inc. (The "Ad-visor"), the fund will pay an advisory fee at an annual percentage of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Without the reimbursement to the Fund for the year ended 12/31/00 total expenses would have been 0.34% for the Equity 500 Index Fund.

4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's ex-penses, and/or because through arrangements with the fund's custodian, cred-its realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospec-tus for details.

5) The Fund's class 2-distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

6) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement ef-fective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

7) The Fund administration fee is paid indirectly through the management fee.

8) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees). Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custo-dian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect reducing the series' expenses. "Other Expenses" do not take into ac-count these expense reductions, and are therefore higher than the actual ex-penses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.04% for Emerging Growth Series; 1.04% for Research Series; 1.09% for Total Return Series; and 1.10% for Utilities Series.

Examples
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual re-turn:

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AFIS Global Small Cap (Class 2)                             $114   $169    $212     $321
------------------------------------------------------------------------------------------
AFIS Growth (Class 2)                                        109    155     189      275
------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)                                 109    154     187      272
------------------------------------------------------------------------------------------
AFIS International (Class 2)                                 112    161     199      295
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                111    161     198      293
------------------------------------------------------------------------------------------
AIM V.I. Growth                                              111    161     199      294
------------------------------------------------------------------------------------------
AIM V.I. International Equity                                113    167     208      313
------------------------------------------------------------------------------------------
AIM V.I. Value                                               112    161     199      295
------------------------------------------------------------------------------------------
Alliance Growth (Class B)                                    114    169     211      319
------------------------------------------------------------------------------------------
Alliance Growth and Income (Class B)                         113    164     204      305
------------------------------------------------------------------------------------------
Alliance Premier Growth (Class B)                            116    175     222      339
------------------------------------------------------------------------------------------
Alliance Technology (Class B)                                116    176     223      342
------------------------------------------------------------------------------------------
Delaware Emerging Markets (Service Class)                    120    185     238      371
------------------------------------------------------------------------------------------
Delaware Growth and Income (Service Class)                   111    160     197      291
------------------------------------------------------------------------------------------
Delaware High-Yield Bond (Service Class)                     112    164     203      304
------------------------------------------------------------------------------------------
Delaware REIT (Service Class)                                113    166     207      311
------------------------------------------------------------------------------------------
Delaware Select Growth (Service Class)                       113    166     206      310
------------------------------------------------------------------------------------------
Delaware Small Cap Value (Service Class)                     113    166     207      311
------------------------------------------------------------------------------------------
Delaware Social Awareness (Service Class)                    113    166     207      311
------------------------------------------------------------------------------------------
Delaware Trend (Service Class)                               113    166     207      440
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index                                106    145     172      241
------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income (Service Class 2)              111    161     199      294
------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth (Service Class 2)                     112    164     203      302
------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas (Service Class 2)                   113    165     204      306
------------------------------------------------------------------------------------------
Fidelity(R) VIP III Growth Opportunities (Service Class
 2)                                                          115    171     214      325
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities (Class 2)                  114    168     209      316
------------------------------------------------------------------------------------------
Franklin Small Cap (Class 2)                                 114    168     209      316
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger                         115    171     214      325
------------------------------------------------------------------------------------------
Lincoln National Bond                                        109    152     184      266
------------------------------------------------------------------------------------------
Lincoln National Money Market                                109    154     186      270
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth (Service Class)        114    168     209      316
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Research (Service Class)               114    168     209      316
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return (Service Class)           114    169     212      320
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities (Service Class)              114    169     212      321
------------------------------------------------------------------------------------------
Templeton Growth (Class 2)                                   114    170     213      322
------------------------------------------------------------------------------------------
Templeton International (Class 2)                            114    170     213      322
------------------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                           1 year 3 years 5 years 10 years
------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund                       $29     $89    $152     $321
------------------------------------------------------------------------------------------
AFIS Growth Fund                                             24      75     129      275
------------------------------------------------------------------------------------------
AFIS Growth-Income Fund                                      24      74     127      272
------------------------------------------------------------------------------------------
AFIS International Fund                                      27      81     139      295
------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           26      81     138      293
------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                         26      81     139      294
------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                           28      87     148      313
------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          27      81     139      295
------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    29      89     151      319
------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio                         28      84     144      305
------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio                            31      95     162      339
------------------------------------------------------------------------------------------
Alliance Technology Portfolio                                31      96     163      342
------------------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series                     35     105     178      371
------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series                    26      80     137      291
------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (formerly Delchester)     27      84     143      304
------------------------------------------------------------------------------------------
Delaware Premium REIT Series                                 28      86     147      311
------------------------------------------------------------------------------------------
Delaware Premium Select Growth Series                        28      86     146      310
------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series                      28      86     147      311
------------------------------------------------------------------------------------------
Delaware Premium Social Awareness Series                     28      86     147      311
------------------------------------------------------------------------------------------
Delaware Premium Trend Series                                28      86     147      440
------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index                                21      65     112      241
------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio                      26      81     139      294
------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio                             27      84     143      302
------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio                           28      85     144      306
------------------------------------------------------------------------------------------
Fidelity(R) VIP III Growth Opportunities Portfolio           30      91     154      325
------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                       29      88     149      316
------------------------------------------------------------------------------------------
Franklin Small Cap Fund                                      29      88     149      316
------------------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund                    30      91     154      325
------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                   24      72     124      266
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                           24      74     126      270
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth Series                 29      88     149      316
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Research Series                        29      88     149      316
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return Series                    29      89     152      320
------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities Series                       29      89     152      321
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (formerly Global Growth)    29      90     153      322
------------------------------------------------------------------------------------------
Templeton International Securities Fund                      29      90     153      322
------------------------------------------------------------------------------------------

The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indi-rect costs and expenses of the contract. These examples assume that the 5% Step-Up death benefit is in effect. These examples do not reflect bonus cred-its and persistency credits. These examples assume that fee waivers/reimburse-ments will continue for the length of time shown in the example. For more in-formation, see Charges and other deductions in this Prospectus, and the pro-spectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the exam-ples may be imposed during a period in which regular income or annuity payouts are made. See The contracts and Annuity Payouts. This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual variable and/or market value adjusted annuity contract between you and Lincoln Life. This Prospectus describes the variable side of the contract. See The contracts. Certain bene-fits, features, and charges may vary in certain states. You should refer to your contract for any state-specific provisions.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase pay-ments, the VAA applies your purchase payments, bonus credits and persistency credits to buy shares in one or more of the investment options. See Invest-ments of the variable annuity account--Description of the funds.

Who invests my money? Several different investment advisers manage the invest-ment options. See Investments of the variable annuity account--Investment ad-visers.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive retirement income payments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.5% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See The contracts--surrenders and withdrawals.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000.

We apply a charge to the daily net asset value of the VAA. There is an admin-istrative charge of 0.15% plus a mortality and expense risk charge of 1.45% for the EGMDB, 1.60% for the 5% step-up death benefit, 1.65% for the EEB Rider (without 5% step-up), and 1.70% for the EEB Rider (in combination with 5% step-up). See charges and other deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

Charges may also be imposed during the regular income or annuity payout peri-od. See The contracts and Annuity Payouts.

For more information about the compensation we pay for sales of contracts. See The Contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The con-tracts--Purchase payments.

What is a bonus credit and a persistency credit? When purchase payments are made, Lincoln Life will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payments. The bonus credit percentage will vary based on the owner's cumulative purchase payments, as defined in this Prospectus. All bonus credits become part of the contract value at the same time as the correspond-ing purchase payments. Bonus credits are not considered to be purchase pay-ments. See The contracts--Bonus credits.

A persistency credit of .05% of contract value less purchase payments that have been in the contract less than fifteen years will be credited on a quar-terly basis after the fifteenth anniversary. See The contracts--Persistency credits.

Lincoln Life offers a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of the bonus credits may, over time, be offset by additional fees and charges. However, the persistency credits are designed to fully or partially offset these additional fees and charges. We encourage you to talk with your finan-cial adviser and determine which annuity contract is most appropriate for you.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your con-tract as a fixed option or variable option or a combination of both. See Annu-ity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive either the enhanced death benefit, the 5% Step-Up death benefit, or the EEB Rider, depending on which death benefit is in effect at the time of your death. Your beneficiary has options as to how the death benefit is paid. In the alterna-tive, you may choose to receive a death benefit on the death of the annuitant. See The contracts--Death benefit and Income4Life Solutions (IRA).

May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date, Transfer after the annuity commencement date and Transfers to and from a fixed account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts--Surrenders and with-drawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution be-fore age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. We will not refund any bonus cred-its credited to your contract value if you elect to cancel your contract; how-ever, we will assume the risk of investment loss on the bonus credits. See Re-turn privilege.

Condensed financial information

Accumulation Unit Values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus Bonus Subaccounts for the follow-ing periods ended December 31, come from the VAA's financial statements. It should be read along with the VAAs financial statements and notes which are all included in the SAI.

                                                                     *2000
                                                                ---------------
                                                                   with    with
                                                                  EGMDB Step-Up
-------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.295   8.240
Number of accumulation units
 . End of period (000's omitted)................................     308      17
-------------------------------------------------------------------------------
AFIS Growth Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.887   8.970
Number of accumulation units
 . End of period (000's omitted)................................     934      71
-------------------------------------------------------------------------------
AFIS Growth-Income Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  10.429  10.432
Number of accumulation units
 . End of period (000's omitted)................................     181      46
-------------------------------------------------------------------------------
AFIS International Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   7.865   7.825
Number of accumulation units
 . End of period (000's omitted)................................     493      78
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   7.860   7.918
Number of accumulation units
 . End of period (000's omitted)................................     198      33
-------------------------------------------------------------------------------
AIM V.I. Growth Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   7.293   7.359
Number of accumulation units
 . End of period (000's omitted)................................     217      32
-------------------------------------------------------------------------------
AIM V.I. International Equity Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.088   8.039
Number of accumulation units
 . End of period (000's omitted)................................     118       3
-------------------------------------------------------------------------------
AIM V.I. Value Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.394   8.483
Number of accumulation units
 . End of period (000's omitted)................................     484      80
-------------------------------------------------------------------------------
Alliance VP Growth Portfolio
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   7.996   8.036
Number of accumulation units
 . End of period (000's omitted)................................      58       3
-------------------------------------------------------------------------------

                                                                     *2000
                                                                ---------------
                                                                   with    with
                                                                  EGMDB Step-Up
-------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  10.457  10.469
Number of accumulation units
 . End of period (000's omitted)................................     202      27
-------------------------------------------------------------------------------
Alliance VP Premier Growth Portfolio
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   7.682   7.728
Number of accumulation units
 . End of period (000's omitted)................................     523      11
-------------------------------------------------------------------------------
Alliance VP Technology Portfolio
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   6.554    6.41
Number of accumulation units
 . End of period (000's omitted)................................     381      23
-------------------------------------------------------------------------------
Delaware Premium Emerging Markets Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.252   8.259
Number of accumulation units
 . End of period (000's)........................................       4       0
-------------------------------------------------------------------------------
Delaware Premium Growth and Income Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  11.519  11.553
Number of accumulation units
 . End of period (000's omitted)................................      27       3
-------------------------------------------------------------------------------
Delaware Premium High Yield Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.961   8.953
Number of accumulation units
 . End of period (000's omitted)................................      46       7
-------------------------------------------------------------------------------
Delaware Premium REIT Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  10.676  10.700
Number of accumulation units
 . End of period (000's omitted)................................     119       2
-------------------------------------------------------------------------------
Delaware Premium Select Growth Series
Accumulation unit value
 . Beginning of period value.................................... $10.000 $10.000
 . End of period................................................   7.514   7.509
Number of accumulation units
 . End of period (000's omitted)................................     167      11
-------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  11.772  11.836
Number of accumulation units
 . End of period (000's omitted)................................      89       5
-------------------------------------------------------------------------------
Delaware Premium Social Awareness Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.794   8.788
Number of accumulation units
 . End of period (000's omitted)................................      21       1
-------------------------------------------------------------------------------

                                                                     *2000
                                                                ---------------
                                                                   with    with
                                                                  EGMDB Step-Up
-------------------------------------------------------------------------------
Delaware Premium Trend Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   7.763   7.758
Number of accumulation units
 . End of period (000's omitted)................................     820      64
-------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.931   8.983
Number of accumulation units
 . End of period (000's omitted)................................      81       7
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  10.862  10.857
Number of accumulation units
 . End of period (000's omitted)................................      49       6
-------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.362   8.356
Number of accumulation units
 . End of period (000's omitted)................................     473      69
-------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period                                                   8.603   8.597
Number of accumulation units
 . End of period (000's omitted)................................     320       3
-------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.485   8.479
Number of accumulation units
 . End of period (000's omitted)................................      38       2
-------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  10.853  10.847
Number of accumulation units
 . End of period (000's omitted)................................      10       3
-------------------------------------------------------------------------------
Franklin Small Cap Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.043   8.038
Number of accumulation units
 . End of period (000's omitted)................................     538       4
-------------------------------------------------------------------------------
Liberty Variable Trust Newport Tiger Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.252   8.248
Number of accumulation units
 . End of period (000's omitted)................................      45       0
-------------------------------------------------------------------------------
Lincoln National Bond Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  10.609  10.603
Number of accumulation units
 . End of period (000's omitted)................................     223      15
-------------------------------------------------------------------------------

                                                                     *2000
                                                                ---------------
                                                                   with    with
                                                                  EGMDB Step-Up
-------------------------------------------------------------------------------
Lincoln National Money Market Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  10.213  10.207
Number of accumulation units
 . End of period (000's omitted)................................     579      89
-------------------------------------------------------------------------------
MFS VT Emerging Growth Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.172   8.166
Number of accumulation units
 . End of period (000's omitted)................................     488       9
-------------------------------------------------------------------------------
MFS VT Research Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   8.826   8.821
Number of accumulation units
 . End of period (000's omitted)................................     283      12
-------------------------------------------------------------------------------
MFS VT Total Return Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  11.130  11.124
Number of accumulation units
 . End of period (000's omitted)................................     182      18
-------------------------------------------------------------------------------
MFS VT Utilities Series
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   9.901   9.894
Number of accumulation units
 . End of period (000's omitted)................................     218      28
-------------------------------------------------------------------------------
Templeton Growth Securities Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................  10.206  10.200
Number of accumulation units
 . End of period (000's omitted)................................       7       1
-------------------------------------------------------------------------------
Templeton International Securities Fund
Accumulation unit value
 . Beginning of period.......................................... $10.000 $10.000
 . End of period................................................   9.677   9.670
Number of accumulation units
 . End of period (000's omitted)................................       4       6
-------------------------------------------------------------------------------

*These values do not reflect a full year's experience because they are calcu-lated for the period from the beginning of investment activity of the subaccounts (July 31, 2000) through December 31, 2000.

Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon in-vestment performance over a 7-day period, which is then annualized.

The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial state-ments of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.

The Lincoln National Life Insurance Co.

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct is-suance of life insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Variable annuity account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of a sepa-rate account under the federal securities laws. We do not guarantee the in-vestment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity con-tracts supported by the VAA generally invest in the same funds as the con-tracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of the subaccount.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subaccounts at the same time and at the same percentage as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our re-quest. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), managed by A I M Advi-sors, Inc.

Alliance Variable Products Series Fund managed by Alliance Capital Management, L.P.

American Funds Insurance Series, managed by Capital Research and Management Company.

Delaware Group Premium Fund Inc. ("Delaware Group"), managed by Delaware Man-agement Company. The Emerging Markets Series is managed by Delaware Interna-tional Advisers Ltd.

Deutsche Asset Management VIT Funds, managed by Bankers Trust Company.

Franklin Templeton Variable Insurance Products Trust--Franklin Small Cap is managed by Franklin Advisers, Inc.; Mutual Shares Securities is managed by Franklin Mutual Advisers, LLC; Templeton Growth Securities is managed by Tem-pleton Global Advisors Limited; Templeton International Securities is managed by Templeton Investment Counsel, LLC.

Liberty Variable Investment Trust ("Liberty Variable Trust"), managed by Lib-erty Advisory Series Corp., and sub-advised by Colonial Management Associates, Inc. and Newport Fund Management, Inc.

Lincoln National Bond Fund, Inc., and Lincoln National Money Market Fund, Inc., managed by Delaware Lincoln Investment Advisers ("DLIA").

MFS--Variable Insurance Trust ("MFS Variable Trust"), managed by Massachusetts Financial Services Company.

Variable Insurance Products ("Fidelity(R) VIP"), managed by Fidelity Manage-ment & Research Company.

As compensation for their services to the fund, the investment advisers re-ceive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Re-demption of Shares, in the prospectus for the fund.

With respect to a fund, the adviser and/or distributor, or an affiliate there-of, may compensate Lincoln Life (or an affiliate) for administrative, distri-bution, or other services. We also may receive 12b-1 fees from Funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or adminis-tered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company except Delaware.

The funds' shares are issued and redeemed only in connection with variable an-nuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate ac-counts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain in-vestment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

Certain funds offered as part of this contract have similar investment objec-tives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfo-lios that are managed by the adviser or sub-adviser. There can be no assur-ance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio man-aged by the adviser or sub-adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the fund which is included in this booklet. Please be advised that there is no as-surance that any of the funds will achieve their stated objectives.

AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 bil-lion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreci-ation through stocks. Investors in the fund should have a long-term perspec-tive and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securi-ties which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

AFIS International Fund: Seeks to make your investment grow over time by in-vesting primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AIM V.I. Capital Appreciation Fund: Seeks growth of capital through investment in common stocks.

AIM V.I. Growth Fund: Seeks growth of capital primarily by investing in sea-soned and better capitalized companies considered to have strong earnings mo-mentum. Focus on companies that have experienced above-average growth in earn-ings and have excellent prospects for future growth.

AIM V.I. International Equity Fund: Seeks to provide long-term growth of capi-tal.

AIM V.I. Value Fund: Seeks to achieve long-term growth of capital. Income is a secondary objective.

Alliance Growth and Income Portfolio: Seeks reasonable current income and rea-sonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securi-ties and convertible securities.

Alliance Growth Portfolio: Seeks to provide long-term growth of capital. Cur-rent income is only an incidental consideration. The portfolio invests primar-ily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. econ-omy over time.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursu-ing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-qual-ity U.S. companies that are judged likely to achieve superior earnings growth.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and in-vests for capital appreciation. Current income is only an incidental consider-ation. The portfolio may seek income by writing listed call options. The port-folio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

Delaware Premium Emerging Markets Series: Seeks long-term capital appreciation by investing primarily in stocks of companies located or operating in emerging or developing countries.

Delaware Premium Growth and Income Series: Seeks capital appreciation with current income as a secondary objective.

Delaware Premium High Yield Series: Seeks total return and, as a secondary ob-jective, high current income. The series invests in primarily high-yield cor-porate bonds commonly known as junk bonds. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

Delaware Premium REIT Series: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing primarily in the securities of companies primarily engaged in the real estate industry.

Delaware Premium Select Growth Series: Seeks long-term capital appreciation by primarily investing in common stocks of companies which the manager believes have the potential for high earnings growth. Companies of any size are consid-ered, as long as they are larger than $300 million in market capitalization.

Delaware Premium Small Cap Value Series: Seeks capital appreciation by invest-ing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware Premium Social Awareness Series: Seeks long-term capital appreciation by investing in stocks of mid-size and large companies expected to grow over time that also meet certain criteria of social responsibility.

Delaware Premium Trend Series: Seeks long-term capital appreciation by invest-ing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

Deutsche VIT Equity 500 Index: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund expenses.

Fidelity(R) VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capi-tal appreciation, seeking a yield that exceeds the composite yield on the se-curities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity(R) VIP Growth Portfolio: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

Fidelity(R) VIP Overseas Portfolio: Seeks long-term growth of capital by in-vesting primarily in foreign securities.

Fidelity(R) VIP Growth Opportunities Portfolio: Seeks capital growth by in-vesting primarily in common stocks.

Franklin Mutual Shares Securities Fund: Seeks capital appreciation with income as a secondary goal. Invests primarily in equity securities of companies that the manager believes are available at market prices less than their actual value based on certain recognized or objective criteria.

Franklin Small Cap Fund: Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies. Small cap companies are gener-ally those with market cap values of less than $1.5 billion at time of pur-chase.

Liberty Variable Trust Newport Tiger Fund: Seeks long-term growth by investing primarily in the stocks of high quality international companies located in the ten "Tigers" of Asia: Hong Kong, The Peoples Republic of China, Singapore, Ma-laysia, Thailand, Indonesia, India, The Philippines, South Korea and Taiwan.

Lincoln National Bond Fund: Seeks maximum current income consistent with pru-dent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

MFS(R) Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the poten-tial to become major enterprises.

MFS(R) Variable Trust Research Series: Seeks long-term growth and future in-come by investing primarily in equity companies believed to possess better than average prospects for long-term growth. A committee of investment re-search analysts selects the securities for the fund, with individual analysts responsible for choosing securities within an assigned industry.

MFS(R) Variable Trust Total Return Series: Seeks to provide above-average in-come consistent with the prudent employment of capital and to provide a rea-sonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS(R) Variable Trust Utilities Series: Seeks capital growth and current in-come by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

Templeton Growth Securities Fund: Seeks long-term capital growth. Invests pri-marily in equity securities of companies in various nations throughout the world, including the U.S. and emerging markets.

Templeton International Securities Fund: Seeks long-term capital growth. In-vests primarily in equity securities of companies outside the United States, including those in emerging markets.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments

We reserve the right, within the law, to add, delete and substitute series and/or funds within the
VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the invest-ments of future purchase payments, or both. We may close subaccounts to allo-cations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursu-ant to participation agreements, also may terminate these agreements and dis-continue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be avail-able, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services --See Additional services and the SAI for more information on these programs), maintaining records, administering annu-ity payouts, furnishing accounting and valuation services (including the cal-culation and monitoring of daily subaccount values), reconciling and deposit-ing cash receipts, providing contract confirmations, providing toll-free in-quiry services and furnishing telephone and Internet fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For exam-ple, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. A portion of the mortality and expense risk and administrative charge and a portion of the sur-render charges are as-sessed to fully or partially recoup bonus credits paid into the contract by Lincoln Life when purchase payments are made.

Deductions from the VAA for Lincoln ChoicePlus Bonus
We apply a charge to the daily net asset value of the VAA. There is an admin-istrative charge of 0.15% plus a mortality and expense risk charge of 1.45% for the EGMDB, 1.60% for the 5% step-up death benefit, 1.65% for the EEB Rider (without 5% Step-up), and 1.70% for the EEB Rider (in combination with 5% Step-up).

Surrender charge
A surrender charge applies (except as described below) to surrenders and with-drawals of other purchase payments that have been invested for the periods in-dicated as follows:

                                     Number of contract anniversaries
                                     since purchase payment was
                                     invested
------------------------------------------------------------------------------
                                     Less than At least
                                     2 years   2   3   4   5   6   7   8   9+
Surrender charge as a percentage of
 the surrendered or withdrawn
 purchase payments                   8.5%      8   7   6   5   4   3   2   0

A surrender charge does not apply to:

1. A surrender or withdrawal of a purchase payment beyond the ninth anniver-sary since the purchase payment was invested.

2. Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;

3. Any purchase payments applied to an annuity payout option available within the contract that have been invested at least 12 months.

4. A surrender or withdrawal of any purchase payments, if such purchase pay-ments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies.

5. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

6. A surrender or withdrawal of any purchase payments, if such purchase pay-ments were received more than 12 months prior to admittance of the contractowner to an accredited nursing home or equivalent health care fa-cility, where the admittance into the nursing home occurs after the effec-tive date of the contract and the owner has been confined for at least 90 consecutive days.

7. A surrender or withdrawal of any purchase payments, if such purchase pay-ments were received more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and re-sults in a life expectancy of less than one year as determined by a quali-fied professional medical practitioner.

8. A surrender of the contract as a result of the death of the contractowner or annuitant. However if an annuitant is changed for any reason other than death of a prior annuitant the surrender charge is not waived. See The con-tracts--Death benefit before annuity commencement date.

9. A surrender or withdrawal of a purchase payment beyond the fifth anniver-sary since the purchase payment was invested for any contract issued to em-ployees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group, or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies (based upon the contractowner's status at the time the contract was purchased), provided the contract was not issued with the assistance of a sales repre-sentative under contract with Lincoln Life. For the individuals described above, a reduced schedule of surrender charges applies.

10. A surrender or annuitization of bonus credits and persistency credits.

11. Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

12. Periodic payments made under any annuity payout option made available by Lincoln Life.

13. Regular income payments made under Income4Life Solution.

For purposes of calculating the surrender charge on withdrawals, Lincoln Life assumes that:

a. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

 1. from purchase payments (on a FIFO basis) until exhausted; then
 2. from earnings until exhausted; then
 3. from bonus credits.

c.On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the follow-ing order:

 1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
 2. from earnings and persistency credits until exhausted; then
 3. from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then
 4. from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
 5. from bonus credits attributable to purchase payments to which a surrender charge still applies.

The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been re-covered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.

Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the rider for any applicable fee or expense.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes gen-erally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions
Charges may also be imposed during the regular income and annuity payout peri-od. See Income4Life Solutions (IRA) and (Non-Qualified) and Annuity payouts.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse Lin-coln Life for certain expenses incurred in connection with certain administra-tive and distribution support services provided to the funds.

Additional information
The administrative charge, surrender charges and account fee described previ-ously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or admin-istrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment proce-dures, (2) the performance of administrative or sales functions by the employ-er, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of charges and fees applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The con-tract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for process-ing a purchase order is received, an initial purchase payment and its corre-sponding bonus credit will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned im-mediately. Once the application is complete, the initial purchase payment and its corresponding bonus credit must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant cannot be older than age 85.

Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The mini-mum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 mil-lion for an owner or $1 million for each joint owner without Lincoln Life ap-proval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, maturity date or the payment of any death benefit, whichever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Bonus credits
In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract.

For each purchase payment made into the contract, Lincoln Life will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's cumulative purchase payment at the time each purchase payment is made according to the following scale:

Cumulative
Purchase
Payments    Bonus Credit %
--------    --------------
Less than
$100,000         3.0%
$100,000-
$999,999         4.0%
$1,000,000
or greater       5.0%

Owner's cumulative purchase payments at the time of a purchase payment is equal to the sum of (1) all prior purchase payments made to this contract; plus (2) the current purchase payment made to this contract; minus (3) all prior withdrawals of purchase payments from this contract.

If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's cumulative purchase payments to a level that qualifies for a higher bonus credit percent-age, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This addi-tional bonus credit is not available after the first anniversary of the con-tract date.

Lincoln Life offers a variety of variable annuity contracts. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values, depending on the level of the bonus credits and the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.

Persistency credits

Contractowners will also receive a persistency credit on a quarterly basis af-ter the fourteenth contract anniversary. (Please note: This feature may not be available in all states. Please check with your broker to determine if this feature is available in your state.) The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by 0.05%. This persistency credit will be allocated to the variable subaccounts and the fixed account in proportion to the contract value in each variable subaccount and fixed account at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments and bonus credits
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. Corresponding bonus credits will be al-located to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocated purchase payments.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments and bo-nus credits are converted into accumulation units. The number of accumulation units credited is determined by dividing the
20
amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accu-mulation unit value computed on the next valuation date. The number of accumu-lation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's invest-ments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments and bonus credits allocated to the VAA are converted into ac-cumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase pay-ments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation pe-riod. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the begin-ning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other dis-tribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may in-clude a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with different death benefit options, contracts with different death benefit options will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to an-other. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.

Transfers are limited to twelve (12) per contract year unless otherwise autho-rized by Lincoln Life. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing programs elected on forms available from us. (See Addi-tional services and the SAI for more information on these programs.)

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may trans-fer the total balance of the subaccount.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require cer-tain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirma-tion of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your serv-ice pro- vider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circum-stances. If you are experiencing problems, you should make your transfer re-quest by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.

There is no charge to you for a transfer. Transfers are limited to twelve (12) per contract year unless otherwise authorized by Lincoln Life. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers. Transfers of all or a portion of a fixed account (other than automatic transfer programs) may be subject to a market value adjustment.

Transfers may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date
If you Select Income4Life Solution your transfer rights and restrictions are the same as they were on or before the annuity commencement date.

If you do not Select Income4Life Solution, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity pay-ment. No transfers are allowed from the fixed side of the contract to the subaccounts.

Additional services
There are four additional services available to you under your contract: dol-lar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvest-ment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Advertising and sales literature in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed subaccount or certain variable subaccounts into the variable subaccounts on a monthly basis.

The automatic withdrawal service (AWS) provides for an automatic periodic with-drawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to an-other specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the bene-ficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the an-nuitant will be treated as death of the contractowner. Death benefits are tax-able. See Federal tax matters.

If the death occurs before the annuity commencement date and the enhanced guar-anteed minimum death benefit (EGMDB) is in effect, the death benefit paid will be the greatest of: (1) the contract value as of the day on which Lincoln Life approves the payment of the claim; (2) the sum of all purchase payments less the sum of all withdrawals, partial annuitization and premium tax incurred; or
(3) the highest contract value which the contract attains on any contract anni-versary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) for ages up to, and in-cluding, the deceased's age 80. The highest contract value is increased by pur-chase payments and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest contract value is obtained. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumu-lation of all withdrawals, partial annuitizations, and premium tax incurred. These purchase payments, withdrawals, partial annuitizations and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the de-ceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maxi-mum of 200% of the transaction. An optional Estate Enhancement Rider is also available. (See Below).

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alterna-tively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares) if the annuitant named on this contract has not been changed, unless the change occurred because of the death of a prior annu-itant.

Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. If no contractowner is liv-ing on the date of death of the annuitant, the death benefit will be available to the beneficiary. The contract terminates when any death benefit is paid due to the death of the annuitant. A death benefit payable on the death of the an-nuitant will not be paid if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior annuitant.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment of the death benefit will occur upon receipt of: (1) proof (e.g. an original certified death certifi-cate), or any other proof of death satisfactory to us, of the death; (2) writ-ten authorization for payment; and (3) our receipt of all required claim forms, fully completed. If the beneficiary is a minor, court documents ap-pointing the guardian/custodian must be submitted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

When applying for a contract, an applicant can request a contract with the 5% Step-Up death benefit. The 5% Step-Up death benefit is not available under contracts issued to a contractowner, joint owner or annuitant who is age 80 or older at the time of issuance.

After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request, and we will stop deducting the charge for the benefit as of that date. See Charges and other deductions. If you dis-continue the benefit, it cannot be reinstated.

Estate Enhancement Benefit Rider ("EEB Rider")
The amount of death benefit payable under this Rider is the greatest of the following amounts:

(1) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

(2) The sum of all purchase payments, minus all withdrawals, partial annuitizations, and premium tax incurred, if any.

(3) The highest contract value at the time of fund valuation on any policy an-niversary date (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that policy anniversary date on which the highest con-tract value is obtained. It is decreased by partial withdrawals, partial annuitizations and premium taxes incurred, if any, on or after that policy anniversary date on which the highest contract value is obtained.

(4) (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals, partial annuitizations, and premium tax incurred. These purchase payments, withdrawals, partial annuitizations and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction.

(5) The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earn-ings limit.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effec-tive. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

(1) the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

(2) the contract value as of the effective date of this Rider (determined be-fore the allocation of any purchase payments on that date); minus

(3) each purchase payment that is made to the contract on or after the effec-tive date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

(4) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings imme-diately prior to the withdrawal.

The covered earnings limit equals 200% of:

(1) the contract value as of the effective date of this Rider (determined be-fore the allocation of any purchase payments on that date); plus

(2) each purchase payment that is made to the contract on or after the effec-tive date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

(3) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings imme-diately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant will reduce the death benefit to the contract value for the new individual.

The EEB Rider may not be available in all states. Please check with your in-vestment representative regarding availability of this rider. Contracts pur-chased before the EEB rider becomes available in your state may add the rider if it becomes available, but the request to add the rider must be received by Lincoln Life prior to January 1, 2002 or six months after state approval, whichever is later. Contracts purchased after the rider becomes available in your state may only elect the rider at the time of purchase.

If you elect the EEB Rider after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period. As this Rider may not be available to all classes of contractowners, please contact your investment representa-tive.

General death benefit information
The EEB Rider (in combination with, or without, the 5% Step-Up), EGMDB and the 5% Step-Up death benefits are separate death benefit elections. Only one of these four death benefit elections may be in effect at any one time and these elections terminate if you elect an Income4Life option.

If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the de-ceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract. This feature will only apply one time for each contract. If the contract is continued in this way, and the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancement Benefit is paid into the contract. The contract earn-ings and the covered earnings limit will be reset, treating the current con-tract value (after crediting any death benefit amount into the contract as de-scribed above) as the initial deposit for purposes of future benefit calcula-tions. If either the surviving spouse or the surviving annuitant is 76 or old-er, the death benefit payable will become the greatest of the first four amounts listed above and the total annual charge will be reduced to 1.60% for EGMDB and 1.75% for 5% Step-up.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon re-ceipt of (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authoriza-tion for payment; and (3) our receipt of all required claim forms, fully com-pleted including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the contractowner, that beneficiary's inter-est will go to any other beneficiaries named, according to their respective interests; and/or

2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the benefi-ciary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins re-ceiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending be-yond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive pay-ment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for pay-ment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner. Joint owner(s) shall be treated as having equal, undivided interests in the contract, including rights of survivorship. Either joint owner, independently of the other, may exercise any ownership rights in the contract.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are an exempt organization under Internal Reve-nue Code section 501(c), then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a loss of the death benefit on the death of the annuitant. See The contracts-- Death benefit.

A contingent annuitant may be named or changed by notifying Lincoln Life in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applica-ble.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date are not available at this time, but may be available in the future.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the home of-fice. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and with-drawals from the fixed account may be subject to a market value adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal pay-ments will be mailed within seven days after we receive a valid written re-quest at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.

Lincoln Life reserves the right to surrender this contract if any withdrawal reduces the total contract value to a level at which this contract may be sur-rendered in accordance with applicable law for individual deferred annuities.

Income4Life Solution for IRA Contracts
The Income4Life Solution for IRA Contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, computed daily equal to an annual rate of 1.85%. This charge con-sists of an administrative charge of 0.15% and a mortality and expense risk charge of 1.70%. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the contractowners election.

The Income4Life Solution is only available for IRA and Roth IRA contracts (ex-cluding SEP and SARSEP markets) with a contract value of $50,000 or more and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the Income4Life Solution at the time of application or at any time before the annuity commencement date by sending a written request to our home office. If you make additional purchase payments, an option to start a new program under the Income4Life Solution may be provided. There is no guarantee that Income4Life will be available in the future as we reserve the right to discontinue this option at any time.

Any prior death benefit election (i.e. EGMDB, 5% Step-Up or EEB Rider) will terminate once you elect the Income4Life Solution.

Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.

If an Income4Life Solution is selected, the applicable transfer provisions among sub-accounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. See The contracts.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts for a more detailed explanation.

Regular Income. The Income4Life Solution option provides for variable, periodic regular income payments during a defined period of time (the "Access Period"), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%. Subsequent regular income payments will be adjusted annually with the performance of the subaccounts selected. For example, if net investment perfor-mance for the year is 3% higher (annualized) than 4%, the regular income pay-ment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the 4%, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or market value adjustments. See Charges and other deduc-tions.

Access Period. During the Access Period you select, you will be able to access your Account Value through withdrawals. We will establish the minimum (cur-rently 5 years) and maximum Access Periods at the time you elect the Income4Life Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regu-lar income payments will be adjusted accordingly, and the Account Value remain-ing at the end of the new Access Period will be applied to continue regular in-come payments for your life.

Account Value. The initial Account Value is the contract value at the time you elect the Income4Life Solution. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annu-itant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax mat-ters--Tax treatment of qualified contracts. Withdrawals are subject to any ap-plicable surrender charges, except when amounts may be withdrawn free of sur-render charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the con-tract terminates and no further regular income payments will be made.

Survivor Benefit. During the Access Period the survivor benefit is the Account Value. If there are joint annuitants and either annuitant dies during the Ac-cess Period, the Income4Life Solution will terminate. The surviving annuitant may start a new Income4Life Solution program. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no survivor benefit.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored sta-tus under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a rein-vestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate trans-actions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
Commissions are paid to dealers under different commission options. The maxi-mum commission paid as a percentage of each purchase payment is 7.50%. Alter-nate commission schedules are available with lower initial commission amounts based on purchase payments plus ongoing annual compensation of up to 1.00%. Upon annuitization, the commissions paid to dealers are a maximum of 4.00% of account annuitized and/or an annual continuing commission of up to 1.00% of statutory reserves. These commissions are not deducted from purchase payments, bonus credits or contract value; they are paid by us.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-888-868-2583.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.

The contract provides optional forms of payouts of annuities (annuity op-tions), each of which is payable on a variable basis, a fixed basis or a com-bination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual in-stallments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the variable annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guar-antees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts con-tinue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues dur-ing the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annu-itant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option fur-ther provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, mi-nus (b) the annuity units represented by each payout to the annuitant multi-plied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death bene-fit to a beneficiary. If you do, the beneficiary cannot change this payout op-tion. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of .15% will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk except for the Income4Life Solution.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date, less any surrender charges on purchase payments made within twelve months of annuitization and any applicable premium taxes;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.
Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

General information

The EGMDB, 5% Step-Up and the Estate Enhanced Benefit Rider are not available after the annuity commencement date. The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity com-mencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-locations at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Income4Life Solution
(Non-Qualified Annuity Contracts ONLY)
We also offer a variable annuity payout option for Non-qualified Contracts. The Income4Life Solution, when available in your state, is subject to a charge, computed daily of an annual rate of 1.85%. This charge consists of an administrative charge of 0.15% and a mortality and expense risk charge of 1.70%. The charge will begin fourteen days prior to the date the initial regu-lar income payment is due based on the contractowners election.

If your contract value is at least $50,000, you may elect the Income4Life So-lution at the time of application or at any time before the annuity commence-ment date by sending a written request to our home office. Additional purchase payments will not be accepted after Income4Life is elected. There is no guar-antee that Income4Life will be available in the future as we reserve the right to discontinue this option at any time.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation. De-pending on state availability, under this Income4Life Solution option you may change your assumed interest rate once a year after your regular income pay-ments begin.

Regular Income. The Income4Life Solution provides for variable, periodic regu-lar income payments during a defined period of time (the "Access Period") and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate of 4%.

Other assumed investment rates may be available in your state. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed investment rate of 4%, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than 4%, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or market value adjustments. See Federal tax matters--Taxa-tion of annuity payouts.

Access Period. During the Access Period you select, you will be able to access your Account Value (as defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4Life Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. During the Access Period, and subject to rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.

Account Value. The initial Account Value is the contract value on the Valua-tion Date the Income4Life Solution is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any an-nuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Peri-od. We reduce the Account Value by the amount of the withdrawal, and all sub-sequent regular income payments will be reduced proportionately. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the con-tract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Survivor Benefit. During the Access Period the survivor benefit is the Account Value. Following the Access Period, the survivor benefit will be the remaining guaranteed regular income payments, if any; otherwise there is no survivor benefit.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the dis-closures which are included in this Prospectus which relate to our general ac-count and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Pro-spectus is generally intended to serve as a disclosure document only for as-pects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regard-ing the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to a mar-ket value adjustment (see Market value adjustment below) and other charges. The MVA will NOT reduce the amount available for a surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to a fixed account plus interest of 3.0% per year, and account fees, if any.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period and dollar cost averag-ing holding account.

The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1,

3, 5, 7, or 10 years. Lincoln Life may offer a fixed subaccount for a period of less than one year for the purpose of dollar cost averaging. Each purchase payment and corresponding bonus credits allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. In-terest will be credited daily at a guaranteed rate that is equal to the effec-tive annual rate determined on the first day of the fixed subaccount guaran-teed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the MVA. Each guaranteed period purchase payment and corresponding bonus credits will be treated separately for purposes of determining any applicable MVA. Any amount withdrawn from a fixed subaccount may be subject to any applicable sur-render charges, account fees and premium taxes.

Lincoln Life will notify the contractowner in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previ-ous guaranteed period, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written elec-tion may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not sub-ject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.

Market value adjustment
Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averag-ing cross-reinvestment, portfolio rebalancing or regular income under Income4Life Solution transfers) will be subject to a MVA. A surrender, with-drawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an MVA. The MVA will be applied to the amount being surrendered, withdrawn or transferred. The MVA will be applied after the de-duction of any applicable account fees and before any applicable transfer charges. In general, the MVA reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the applica-tion of the MVA will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the MVA will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.

The MVA is calculated by multiplying the transaction amount by:

                                    (1+A)n
                      -1             ----
                                    (1+B)n

where:
A = yield rate for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If yield rates "A" and "B" are within .25% of each other when the yield rate is deter-mined, no such percentage adjustment to "B" will be made, unless required by state law. This adjustment builds into the formula a factor representing di-rect and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is antici-pated that a substantial portion of applicable general account portfolio as-sets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surren-ders), the market price may be lower. Accordingly, even if interest rates de-cline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no MVA.

N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the MVA.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your con-tract value until you receive a contract distribution. However, for this gen-eral rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by the individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earn-ings, bonus credits, and persistency credits are contracts issued to a corpo-ration or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contact to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations de-fine standards for determining whether the investments of the VAA are ade-quately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the un-derlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract value among subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax pur-poses and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordi-nary income than on capital gains. You will pay tax on a surrender to the ex-tent the amount you receive exceeds your purchase payments. In certain circum-stances, your purchase payments are re-duced by amounts received from your contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date--

 . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

 . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as withdrawal.

 . Death after the annuity commencement date--

 . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

 . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your con-tract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdraw-als, surrenders or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after your death, or

 . you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified an-nuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insur-ance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one con-tract could affect the amount of a surrender, withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to as-sign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's pur-chase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract may provide an additional death benefit for which you pay a charge. It is possible that the tax law may treat all or a portion of the addi-tional charge as a contract withdrawal.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should con-sult a tax adviser.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of re-tirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "quali-fied contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not at-tempt to provide more than general information about use of the contract with various types of qualified plans. Persons planning to use the contract in con-nection with a qualified plan should obtain advice from a competent tax advis-er.

Types of qualified contracts and terms of contracts
Currently, we may issue contracts in connection with the following types of qualified plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

We will amend contracts to be used with a qualified plan as generally neces-sary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we con-sent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase pay-ments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensa-tion.
 . Under Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified con-tract in the recipient's income as ordinary income. These taxable distribu-tions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is in-cluded in income since a deduction or exclusion from income was taken for pur-chase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

The IRS has issued new proposed regulations effective January 1, 2002 concern-ing required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distribution. Please contact you tax adviser regarding the tax ramification.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a min-imum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not im-pose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2, . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally ap-ply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified adviser should al-ways be consulted before you move or attempt to move funds between any quali-fied plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans and contracts used in connection with these types of plans. (The di-rect rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB, 5% Step-Up death benefit or the Estate Enhancement Benefit Rider from being provided under the contracts when we issue the contract as Traditional IRAs or Roth IRAs. Howev-er, the law is unclear and it is possible that the presence of these death benefits under a contract issued as a Traditional IRA or Roth IRA could result in increased taxes to you.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in law
The above discussion is based on the tax code, IRS regulations and interpreta-tions existing on the date of this Prospectus. However, Congress, The IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the in-structions of contractowners who have interests in any subaccounts which in-vest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a re-sult we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account--Fund shares.

Distribution of the contracts

Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Lincoln Financial Distributors, Inc. ("LFD") will act as wholesaler and will assist Lincoln Life in forming the selling group. LFD will also perform certain enumerated marketing and ancil-lary functions in support of the selling group. The contracts will be sold by our properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Included among these broker-dealers is Lincoln Financial Advisors (LFA). LFA is affiliated with us and in addition to selling our contracts, may also act as a principal underwriter for certain other contracts issued by us. Lincoln Life will offer the contracts in all states it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. Except as explained in the following para-graph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the in-vestment loss and fund management fees, each in an amount that is proportion-ately attributable to the bonus credits. No market value adjustment will ap-ply. A purchaser who participates in the VAA is subject to the risk of a mar-ket loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our ad-vertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are rou-tine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

Lincoln Life has also reached an agreement in principle to resolve its poten-tial liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The agreement, which is subject to court approval, is expected to become final later in 2001.

After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the fi-nancial position of Lincoln Life.

Statement of additional information table of contents for Separate Account N

Item
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General information and history of Lincoln Life  B-2
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Special terms                                    B-2
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Services                                         B-2
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Principal underwriter                            B-2
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Purchase of securities being offered             B-2

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For a free copy of the SAI please see page one of this booklet.



Item
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Calculation of investment results  B-2
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Annuity payouts                    B-9
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Advertising and sales literature   B-11
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Additional services                B-13
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Other information                  B-14
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Financial statements               B-14

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 ................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (ChoicePlus Bonus).

                                 (Please Print)

Name: __________________________________________________________________________

Address: _______________________________________________________________________

City  State  Zip

Mail to Lincoln National Life Insurance Company, P.O. Box 7866, Fort Wayne, In-diana 46801

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